PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowances for doubtful accounts			$ 99,604
Other receivables from well equipment	$ 609,604	$ 609,604
Allowance on the VAT receivable current	534,189
VAT receivable noncurrent assets	$ 1,835,177	$ 1,534,521